Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2021
Stock appreciation rights
Share-based compensation
Schedule of awards, simulation inputs and outputs

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted
						Risk-free		Average Fair
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Value @	Average Expected	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	grant date	Exercise Life	Method
12‑Mar‑14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01‑Sept‑14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06‑Mar‑15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15‑Jan‑16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04‑Apr‑18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black-Scholes
07‑Mar‑19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black-Scholes
04‑Mar‑20	549,020	$5.25	3 yrs	$5.25	0%	0.73%	46.42%	$2.04	4.5 yrs	Black-Scholes
04‑Mar‑21	610,691	$4.28	3 yrs	$4.28	0%	0.66%	55.39%	$1.93	4.5 yrs	Black-Scholes

Schedule of changes in the Stocks

Changes in the SARs for the nine months ended September 30, 2021 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as at January 1, 2021	3,094,003	$6.80
SARs granted during the nine months ended September 30, 2021	610,691	$4.28
SARs forfeited during the nine months ended September 30, 2021	—	—
Balance as at September 30, 2021 (none of which are exercisable or convertible)	3,704,694	$6.40

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested SAR awards expected to be recognized through 2024 is set forth below:

Period	TOTAL
2021 (1)	$284,886
2022	828,434
2023	455,100
2024	65,480
$1,633,900
(1)	Three-month period ending December 31, 2021.

Restricted stock units
Share-based compensation
Schedule of awards, simulation inputs and outputs

A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
02-Jan-19	176,659	2 years	$4.64
07-Mar-19	86,210	3 years	$5.10
28-May-19	59,237	1 year	$7.47
04-Mar-20	94,105	3 years	$5.25
29-May-20	78,510	1 year	$5.84
04-Mar-21	56,957	1 year	$4.28
04-Mar-21	144,596	3 years	$4.28
07-Jun-21	95,583	1 year	$4.31

Schedule of changes in the Stocks

Changes in the RSUs for the nine months ended September 30, 2021 are set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as at January 1, 2021	318,417	$5.19
RSUs granted during the nine months ended September 30, 2021	297,136	$4.29
RSUs vested during the nine months ended September 30, 2021	(226,945)	$(5.20)
Balance as at September 30, 2021 (none of which are vested)	388,608	$4.50

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested RSU awards expected to be recognized through 2024 is set forth below:

Period	TOTAL
2021 (1)	$293,317
2022	607,681
2023	233,738
2024	34,382
$1,169,118
(1)	Three-month period ending December 31, 2021.

6.     Share-based compensation (continued)

Dividend equivalent rights
Share-based compensation
Schedule of awards, simulation inputs and outputs

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
	DERs	Service	Fair	Dividend	Risk-free rate	Expected	Valuation
Grant Date	Awarded	Period	Value	Yield	of Return	Volatility	Method
04-Nov-19	1,146,517	2 yrs	$0.49	2.93%	2.06%	30.22%	Monte Carlo

Schedule of changes in the Stocks

Changes in the DERs for the nine months ended September 30, 2021 are set forth below:

		Weighted average fair
	No. of DERs	value at grant date
Balance as at January 1, 2021	1,146,517	$0.49
DERs granted during the nine months ended September 30, 2021	—	—
DERs forfeited during the nine months ended September 30, 2021	—	—
Balance as at September 30, 2021 (none of which are vested)	1,146,517	$0.49

Schedule of cost related to non-vested awards expected to be recognized	The total cost related to non-vested DER awards expected to be recognized through 2021 is set forth below:

Period	TOTAL
2021 (1)	$23,408
$23,408
(1)	Three-month period ending December 31, 2021